Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net earnings (loss)	$ 1,295	$ (16,660)
Adjustments for:
Depreciation and amortization	23,449	29,008
Contingent consideration adjustment	(5,567)	(3,827)
Net financial expenses	8,882	11,857
Share-based compensation	4,010	4,863
Unrealized foreign exchange (gain) loss	(966)	153
Realized foreign exchange loss (gain) on repayment of long-term debt	580	(26)
Impairment of goodwill	5,144	0
Impairment of property and equipment and right-of-use assets and loss on remeasurement of lease liabilities	150	1,462
Cash settlement of RSUs, DSUs and PSUs	(264)	(371)
Other	0	(290)
Deferred taxes	1,499	(256)
Adjustments to reconcile profit (loss)	38,212	25,913
Changes in non-cash working capital items	10,221	(10,244)
Net cash from operating activities	48,433	15,669
Investing activities
Additions to property and equipment	(1,202)	(746)
Additions to intangibles	(239)	(41)
Business acquisition, net of cash acquired	(6,382)	0
Net cash used in investing activities	(7,823)	(787)
Financing activities
Increase in long-term debt, net of related transaction costs	102,706	148,340
Repayment of long-term debt	(123,561)	(159,110)
Repayment of lease liabilities, including lease termination costs	(4,628)	(5,813)
Withholding taxes paid pursuant to the settlement of RSUs and PSUs	(151)	0
Exercise of stock options	0	6
Shares purchased for settlement of RSUs	(148)	0
Shares purchased for cancellation	(402)	(953)
Financial expenses paid	(7,965)	(11,047)
Net cash used in financing activities	(34,149)	(28,577)
Effect of exchange rate changes on cash	636	(29)
Cash, beginning of year	7,097	(13,724)
Cash, beginning of year	8,859	22,583
Cash, end of year	15,956	8,859
Income taxes paid	$ 702	$ 601